Trade payables (Tables)	12 Months Ended
Mar. 31, 2022
Trade and other payables [abstract]
Summary of Trade payables

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Current
Trade payables	3,245	5,609	74
Total	3,245	5,609	74